Trade and other receivables and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables and other current assets
Trade receivables	€ 32,471	€ 17,494
Current Contingent Consideration Receivable	4,742
Prepayments	103	738
Other receivables	10,160	10,217
Trade and other receivables	47,476	28,449
Accrued income	835	508
Deferred Charges	30,214	14,632
Other current assets	31,049	15,140
Total trade and other receivables & other current assets	€ 78,525	€ 43,589